JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
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JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 97.6%
Aerospace & Defense — 2.7%
Bombardier, Inc. (Canada)
7.13%, 6/15/2026 (a)	783,000	767,865
7.88%, 4/15/2027 (a)	936,000	925,422
7.50%, 2/1/2029 (a)	136,000	132,040
Howmet Aerospace, Inc.
6.88%, 5/1/2025	197,000	201,391
5.90%, 2/1/2027	509,000	517,649
5.95%, 2/1/2037	323,000	323,118
Moog, Inc. 4.25%, 12/15/2027 (a)	191,000	178,099
Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027 (a)	600,000	584,004
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (a)	593,000	585,591
4.60%, 6/15/2028	128,000	105,317
9.38%, 11/30/2029 (a)	443,000	471,847
TransDigm, Inc.
6.25%, 3/15/2026 (a)	1,633,000	1,621,820
6.38%, 6/15/2026	26,000	25,683
5.50%, 11/15/2027	1,432,000	1,346,239
4.88%, 5/1/2029	626,000	556,357
Triumph Group, Inc. 7.75%, 8/15/2025	304,000	291,025
		8,633,467
Automobile Components — 2.3%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	350,000	331,307
7.00%, 4/15/2028 (a)	56,000	56,593
Allison Transmission, Inc. 5.88%, 6/1/2029 (a)	332,000	320,161
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	664,000	619,459
5.00%, 10/1/2029	203,000	165,017
Clarios Global LP
6.25%, 5/15/2026 (a)	167,000	165,229
8.50%, 5/15/2027 (a)	698,000	699,797
Cooper-Standard Automotive, Inc.
4.50% (PIK), 3/31/2027 (a) (b)	249,050	246,430
10.63% (PIK), 5/15/2027 (a) (b)	111,000	58,615
Dana, Inc.
5.38%, 11/15/2027	236,000	221,040
5.63%, 6/15/2028	40,000	36,621
4.25%, 9/1/2030	81,000	64,899
4.50%, 2/15/2032	375,000	300,817
Dealer Tire LLC 8.00%, 2/1/2028 (a)	74,000	67,748
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	231,000	173,402
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	280,000	273,066
4.88%, 3/15/2027	787,000	751,851
5.00%, 7/15/2029	29,000	26,114
5.25%, 4/30/2031	400,000	351,464

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — continued
Icahn Enterprises LP
6.25%, 5/15/2026	872,000	763,983
5.25%, 5/15/2027	662,000	545,593
4.38%, 2/1/2029	142,000	108,658
IHO Verwaltungs GmbH (Germany) 6.38% (Cash), 5/15/2029 (a) (b)	393,000	363,661
Patrick Industries, Inc.
7.50%, 10/15/2027 (a)	90,000	86,850
4.75%, 5/1/2029 (a)	150,000	128,104
ZF North America Capital, Inc. (Germany)
4.75%, 4/29/2025 (a)	150,000	145,297
6.88%, 4/14/2028 (a)	300,000	301,324
		7,373,100
Automobiles — 1.6%
Aston Martin Capital Holdings Ltd. (Jersey) 10.50%, 11/30/2025 (a)	200,000	199,871
Ford Motor Co.
6.63%, 10/1/2028	52,000	52,978
3.25%, 2/12/2032	1,296,000	984,795
6.10%, 8/19/2032	846,000	795,220
4.75%, 1/15/2043	71,000	52,461
5.29%, 12/8/2046	857,000	677,286
Jaguar Land Rover Automotive plc (United Kingdom) 5.50%, 7/15/2029 (a)	295,000	251,775
Mclaren Finance plc (United Kingdom) 7.50%, 8/1/2026 (a)	248,000	207,328
Nissan Motor Acceptance Co. LLC 1.13%, 9/16/2024 (a)	629,000	584,209
Nissan Motor Co. Ltd. (Japan)
3.52%, 9/17/2025 (a)	222,000	206,145
4.81%, 9/17/2030 (a)	1,054,000	895,653
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	304,000	284,917
Thor Industries, Inc. 4.00%, 10/15/2029 (a)	36,000	29,433
		5,222,071
Banks — 0.8%
First Republic Bank 4.38%, 8/1/2046 (c)	300,000	3,750
Intesa Sanpaolo SpA (Italy)
5.02%, 6/26/2024 (a)	200,000	194,526
5.71%, 1/15/2026 (a)	715,000	680,496
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.60%), 4.20%, 6/1/2032 (a) (d)	338,000	255,735
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (d)	219,000	140,642
Popular, Inc. (Puerto Rico) 7.25%, 3/13/2028	50,000	49,538
UniCredit SpA (Italy)
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (d)	946,000	856,740
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (a) (d)	200,000	168,668
Western Alliance Bancorp (3-MONTH CME TERM SOFR + 2.25%), 3.00%, 6/15/2031 (d)	139,000	98,342
		2,448,437
Beverages — 0.1%
Primo Water Holdings, Inc. (Canada) 4.38%, 4/30/2029 (a)	25,000	21,504
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	201,000	167,669
		189,173

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Biotechnology — 0.1%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	208,000	114,320
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	340,000	287,623
		401,943
Broadline Retail — 1.3%
ANGI Group LLC 3.88%, 8/15/2028 (a)	389,000	316,705
Go Daddy Operating Co. LLC
5.25%, 12/1/2027 (a)	145,000	138,475
3.50%, 3/1/2029 (a)	160,000	138,394
Kohl's Corp. 4.62%, 5/1/2031 (e)	517,000	336,629
Macy's Retail Holdings LLC
5.88%, 4/1/2029 (a)	617,000	545,427
4.50%, 12/15/2034	140,000	96,736
5.13%, 1/15/2042	62,000	39,649
4.30%, 2/15/2043	90,000	52,287
Match Group Holdings II LLC
4.63%, 6/1/2028 (a)	110,000	100,375
3.63%, 10/1/2031 (a)	440,000	358,429
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	326,000	223,080
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	488,000	439,137
Nordstrom, Inc. 4.38%, 4/1/2030	500,000	397,385
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	259,000	148,985
QVC, Inc. 4.75%, 2/15/2027	743,000	456,202
Rakuten Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.96%), 6.25%, 4/22/2031 (a) (d) (f) (g)	528,000	340,560
		4,128,455
Building Products — 1.3%
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	408,000	402,288
Builders FirstSource, Inc. 5.00%, 3/1/2030 (a)	796,000	737,546
Camelot Return Merger Sub, Inc. 8.75%, 8/1/2028 (a)	391,000	368,556
CP Atlas Buyer, Inc. 7.00%, 12/1/2028 (a)	221,000	161,882
Griffon Corp. 5.75%, 3/1/2028	584,000	538,410
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	300,000	285,151
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	25,000	21,771
Masonite International Corp. 5.38%, 2/1/2028 (a)	73,000	69,200
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	39,000	31,395
New Enterprise Stone & Lime Co., Inc. 5.25%, 7/15/2028 (a)	32,000	28,320
Oscar AcquisitionCo LLC 9.50%, 4/15/2030 (a)	213,000	179,985
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	300,000	273,861
Standard Industries, Inc.
4.75%, 1/15/2028 (a)	836,000	766,432
3.38%, 1/15/2031 (a)	281,000	219,496
Victors Merger Corp. 6.38%, 5/15/2029 (a)	159,000	101,329
		4,185,622
Capital Markets — 0.3%
AG TTMT Escrow Issuer LLC 8.63%, 9/30/2027 (a)	379,000	383,813
Aretec Escrow Issuer, Inc. 7.50%, 4/1/2029 (a)	105,000	89,704

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	7,000	4,413
3.63%, 10/1/2031 (a)	256,000	149,114
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (a)	112,000	98,909
Dresdner Funding Trust I 8.15%, 6/30/2031 (a)	210,000	221,393
Jane Street Group 4.50%, 11/15/2029 (a)	136,000	115,957
		1,063,303
Chemicals — 3.0%
Ashland LLC
3.38%, 9/1/2031 (a)	190,000	152,061
6.88%, 5/15/2043	58,000	58,032
ASP Unifrax Holdings, Inc. 7.50%, 9/30/2029 (a)	149,000	102,902
Avient Corp.
5.75%, 5/15/2025 (a)	212,000	210,963
7.13%, 8/1/2030 (a)	412,000	415,977
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	525,000	496,110
Cerdia Finanz GmbH (Germany) 10.50%, 2/15/2027 (a)	248,000	235,725
Chemours Co. (The) 5.75%, 11/15/2028 (a)	767,000	675,199
Cornerstone Chemical Co. 1.82% (PIK), 9/1/2027 (a) (b)	16,000	14,160
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	442,000	386,836
FXI Holdings, Inc. 12.25%, 11/15/2026 (a)	438,000	402,960
GPD Cos., Inc. 10.13%, 4/1/2026 (a)	330,000	305,027
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	300,000	275,262
Ingevity Corp. 3.88%, 11/1/2028 (a)	200,000	165,060
Iris Holding, Inc. 10.00%, 12/15/2028 (a)	25,000	18,750
LSB Industries, Inc. 6.25%, 10/15/2028 (a)	408,000	369,240
Mativ Holdings, Inc. 6.88%, 10/1/2026 (a)	151,000	132,533
Methanex Corp. (Canada)
5.25%, 12/15/2029	268,000	243,780
5.65%, 12/1/2044	46,000	36,598
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024 (a)	338,000	330,007
4.25%, 5/15/2029 (a)	611,000	503,217
Nufarm Australia Ltd. (Australia) 5.00%, 1/27/2030 (a)	103,000	92,706
Olin Corp.
5.13%, 9/15/2027	222,000	210,202
5.63%, 8/1/2029	130,000	124,533
Olympus Water US Holding Corp. 4.25%, 10/1/2028 (a)	450,000	360,861
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	348,000	337,431
Rayonier AM Products, Inc. 7.63%, 1/15/2026 (a)	473,000	410,659
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (a)	279,000	247,226
6.63%, 5/1/2029 (a)	272,000	225,318
SCIL IV LLC 5.38%, 11/1/2026 (a)	381,000	351,514
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	85,000	72,469
4.00%, 4/1/2031	90,000	71,454

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
4.38%, 2/1/2032	100,000	79,913
SK Invictus Intermediate II SARL 5.00%, 10/30/2029 (a)	61,000	48,430
SPCM SA (France) 3.13%, 3/15/2027 (a)	330,000	302,102
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	72,000	56,700
5.13%, 4/1/2029 (a)	239,000	129,323
Tronox, Inc. 4.63%, 3/15/2029 (a)	483,000	392,044
Venator Finance Sarl
9.50%, 7/1/2025 (a)	134,000	93,800
5.75%, 7/15/2025 (a)	126,000	13,860
Vibrantz Technologies, Inc. 9.00%, 2/15/2030 (a)	261,000	193,919
WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	339,000	281,450
		9,626,313
Commercial Services & Supplies — 3.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	331,000	278,867
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	200,000	174,500
4.88%, 7/15/2032 (a)	233,000	198,481
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	1,123,000	1,054,798
9.75%, 7/15/2027 (a)	433,000	379,893
6.00%, 6/1/2029 (a)	209,000	154,660
APX Group, Inc. 5.75%, 7/15/2029 (a)	128,000	109,357
Aramark Services, Inc.
6.38%, 5/1/2025 (a)	307,000	304,697
5.00%, 2/1/2028 (a)	285,000	269,354
Brink's Co. (The) 4.63%, 10/15/2027 (a)	586,000	546,477
Clean Harbors, Inc.
4.88%, 7/15/2027 (a)	25,000	23,906
6.38%, 2/1/2031 (a)	414,000	414,807
CoreCivic, Inc.
8.25%, 4/15/2026	568,000	568,146
4.75%, 10/15/2027	31,000	26,273
Covanta Holding Corp. 4.88%, 12/1/2029 (a)	254,000	220,378
Deluxe Corp. 8.00%, 6/1/2029 (a)	214,000	164,684
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	78,000	71,236
9.50%, 11/1/2027 (a)	518,000	484,489
GEO Group, Inc. (The) 10.50%, 6/30/2028	290,000	290,954
GFL Environmental, Inc. (Canada)
5.13%, 12/15/2026 (a)	555,000	534,926
4.75%, 6/15/2029 (a)	447,000	405,856
Harsco Corp. 5.75%, 7/31/2027 (a)	121,000	104,630
Interface, Inc. 5.50%, 12/1/2028 (a)	142,000	110,760
Madison IAQ LLC
4.13%, 6/30/2028 (a)	168,000	145,162
5.88%, 6/30/2029 (a)	371,000	282,408

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Neptune Bidco US, Inc. 9.29%, 4/15/2029 (a)	790,000	722,850
OPENLANE, Inc. 5.13%, 6/1/2025 (a)	46,000	45,559
Pitney Bowes, Inc.
6.88%, 3/15/2027 (a)	121,000	92,414
7.25%, 3/15/2029 (a)	26,000	18,655
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	925,000	904,947
6.25%, 1/15/2028 (a)	449,000	412,399
Steelcase, Inc. 5.13%, 1/18/2029	25,000	21,543
Stericycle, Inc. 3.88%, 1/15/2029 (a)	153,000	134,937
Vericast Corp. 11.00%, 9/15/2026 (a)	539,000	564,063
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	231,000	212,476
West Technology Group LLC 8.50%, 10/15/2025 (a)	315,000	281,137
		10,730,679
Communications Equipment — 0.6%
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	95,000	63,896
CommScope, Inc.
6.00%, 3/1/2026 (a)	806,000	756,845
8.25%, 3/1/2027 (a)	786,000	616,599
7.13%, 7/1/2028 (a)	96,000	64,560
Viasat, Inc.
5.63%, 9/15/2025 (a)	90,000	86,472
5.63%, 4/15/2027 (a)	66,000	61,807
6.50%, 7/15/2028 (a)	166,000	134,709
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	226,000	190,336
		1,975,224
Construction & Engineering — 0.8%
AECOM 5.13%, 3/15/2027	290,000	279,850
Arcosa, Inc. 4.38%, 4/15/2029 (a)	100,000	90,268
Artera Services LLC 9.03%, 12/4/2025 (a)	401,000	342,858
ATP Tower Holdings LLC (Chile) 4.05%, 4/27/2026 (a)	277,000	237,247
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	360,000	331,277
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (a)	550,000	510,125
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	61,000	55,089
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	144,000	118,800
INNOVATE Corp. 8.50%, 2/1/2026 (a)	175,000	130,812
Pike Corp. 5.50%, 9/1/2028 (a)	187,000	166,897
Tutor Perini Corp. 6.88%, 5/1/2025 (a)	252,000	192,489
Weekley Homes LLC 4.88%, 9/15/2028 (a)	46,000	40,327
		2,496,039
Consumer Finance — 4.2%
Ally Financial, Inc.
5.75%, 11/20/2025	412,000	400,121
6.70%, 2/14/2033	188,000	165,298
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a)	189,000	112,816
Credit Acceptance Corp. 6.63%, 3/15/2026	164,000	156,476

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
Curo Group Holdings Corp. 7.50%, 8/1/2028 (a)	337,000	75,825
Enova International, Inc.
8.50%, 9/1/2024 (a)	41,000	40,897
8.50%, 9/15/2025 (a)	133,000	127,695
FirstCash, Inc. 5.63%, 1/1/2030 (a)	116,000	105,343
Ford Motor Credit Co. LLC
5.58%, 3/18/2024	762,000	758,552
3.66%, 9/8/2024	830,000	799,589
4.06%, 11/1/2024	1,062,000	1,026,411
2.30%, 2/10/2025	842,000	785,909
5.13%, 6/16/2025	1,135,000	1,100,394
4.13%, 8/17/2027	1,012,000	914,170
5.11%, 5/3/2029	400,000	366,210
7.35%, 3/6/2030	617,000	621,392
3.63%, 6/17/2031	1,018,000	823,267
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 7.25% (PIK), 9/15/2024 (a) (b)	742,557	662,732
goeasy Ltd. (Canada)
5.38%, 12/1/2024 (a)	164,000	157,370
4.38%, 5/1/2026 (a)	200,000	179,228
LFS Topco LLC 5.88%, 10/15/2026 (a)	184,000	160,401
Navient Corp.
5.88%, 10/25/2024	824,000	805,515
5.00%, 3/15/2027	488,000	424,414
5.63%, 8/1/2033	169,000	120,412
OneMain Finance Corp.
6.13%, 3/15/2024	412,000	402,484
7.13%, 3/15/2026	1,165,000	1,113,939
3.88%, 9/15/2028	518,000	407,277
PRA Group, Inc.
8.38%, 2/1/2028 (a)	162,000	143,370
5.00%, 10/1/2029 (a)	190,000	142,532
PROG Holdings, Inc. 6.00%, 11/15/2029 (a)	328,000	289,926
Synchrony Financial 7.25%, 2/2/2033	360,000	320,041
		13,710,006
Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	373,000	354,661
5.88%, 2/15/2028 (a)	639,000	624,131
3.50%, 3/15/2029 (a)	28,000	24,345
4.88%, 2/15/2030 (a)	491,000	449,265
C&S Group Enterprises LLC 5.00%, 12/15/2028 (a)	148,000	114,906
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	777,000	747,092
4.25%, 8/1/2029 (a)	64,000	56,505
Rite Aid Corp. 8.00%, 11/15/2026 (a)	352,000	184,558
Safeway, Inc. 7.25%, 2/1/2031	212,000	216,770

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
US Foods, Inc.
6.25%, 4/15/2025 (a)	300,000	299,374
4.75%, 2/15/2029 (a)	405,000	369,377
4.63%, 6/1/2030 (a)	164,000	147,620
		3,588,604
Containers & Packaging — 2.8%
ARD Finance SA (Luxembourg) 6.50% (Cash), 6/30/2027 (a) (b)	250,000	194,322
Ardagh Metal Packaging Finance USA LLC
3.25%, 9/1/2028 (a)	350,000	298,821
4.00%, 9/1/2029 (a)	350,000	274,473
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	800,000	747,343
5.25%, 8/15/2027 (a)	500,000	419,775
Ball Corp.
4.88%, 3/15/2026	809,000	791,443
3.13%, 9/15/2031	757,000	623,786
Clydesdale Acquisition Holdings, Inc. 8.75%, 4/15/2030 (a)	380,000	328,680
Crown Americas LLC
4.75%, 2/1/2026	390,000	379,388
5.25%, 4/1/2030	264,000	251,975
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	274,000	262,416
3.50%, 3/15/2028 (a)	368,000	334,045
LABL, Inc.
6.75%, 7/15/2026 (a)	328,000	315,295
10.50%, 7/15/2027 (a)	400,000	372,727
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026 (a)	129,000	127,854
9.25%, 4/15/2027 (a)	493,000	449,926
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	619,000	618,226
Pactiv Evergreen Group Issuer LLC 4.38%, 10/15/2028 (a)	482,000	419,485
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	53,000	46,689
Sealed Air Corp.
5.50%, 9/15/2025 (a)	196,000	194,574
6.13%, 2/1/2028 (a)	58,000	57,468
5.00%, 4/15/2029 (a)	100,000	92,777
6.88%, 7/15/2033 (a)	401,000	409,020
Silgan Holdings, Inc. 4.13%, 2/1/2028	205,000	187,575
TriMas Corp. 4.13%, 4/15/2029 (a)	188,000	166,914
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (e)	600,000	570,068
		8,935,065
Distributors — 0.2%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	448,000	408,630
BCPE Empire Holdings, Inc. 7.63%, 5/1/2027 (a)	223,000	204,127
Resideo Funding, Inc. 4.00%, 9/1/2029 (a)	150,000	124,882
		737,639

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Consumer Services — 0.4%
Carriage Services, Inc. 4.25%, 5/15/2029 (a)	179,000	145,425
Metis Merger Sub LLC 6.50%, 5/15/2029 (a)	304,000	256,184
Service Corp. International
5.13%, 6/1/2029	551,000	523,450
3.38%, 8/15/2030	119,000	99,068
StoneMor, Inc. 8.50%, 5/15/2029 (a)	24,000	20,280
WW International, Inc. 4.50%, 4/15/2029 (a)	230,000	138,575
		1,182,982
Diversified REITs — 0.4%
Global Net Lease, Inc. 3.75%, 12/15/2027 (a)	134,000	95,871
HAT Holdings I LLC
3.38%, 6/15/2026 (a)	351,000	307,125
3.75%, 9/15/2030 (a)	120,000	90,829
Iron Mountain Information Management Services, Inc. 5.00%, 7/15/2032 (a)	215,000	183,275
Uniti Group LP
10.50%, 2/15/2028 (a)	316,000	306,590
4.75%, 4/15/2028 (a)	76,000	60,946
6.50%, 2/15/2029 (a)	610,000	390,929
		1,435,565
Diversified Telecommunication Services — 5.0%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	550,000	328,625
Altice France SA (France)
5.50%, 1/15/2028 (a)	241,000	182,746
5.50%, 10/15/2029 (a)	1,341,000	973,164
CCO Holdings LLC
5.50%, 5/1/2026 (a)	603,000	590,601
5.13%, 5/1/2027 (a)	846,000	783,669
5.38%, 6/1/2029 (a)	953,000	857,760
4.75%, 3/1/2030 (a)	1,635,000	1,378,907
4.75%, 2/1/2032 (a)	1,047,000	838,919
4.50%, 6/1/2033 (a)	1,219,000	930,541
4.25%, 1/15/2034 (a)	456,000	337,353
Consolidated Communications, Inc. 6.50%, 10/1/2028 (a)	192,000	143,760
Embarq Corp. 8.00%, 6/1/2036	525,000	261,188
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	557,000	496,401
5.00%, 5/1/2028 (a)	377,000	315,755
6.75%, 5/1/2029 (a)	534,000	393,891
5.88%, 11/1/2029	180,000	126,041
8.75%, 5/15/2030 (a)	340,000	317,893
8.63%, 3/15/2031 (a)	57,000	52,601
Iliad Holding SASU (France) 6.50%, 10/15/2026 (a)	750,000	706,095
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	846,000	778,235
Level 3 Financing, Inc.
3.40%, 3/1/2027 (a)	188,000	148,864
4.63%, 9/15/2027 (a)	972,000	607,372
4.25%, 7/1/2028 (a)	389,000	223,778

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
10.50%, 5/15/2030 (a)	299,000	284,120
Lumen Technologies, Inc. 4.00%, 2/15/2027 (a)	1,021,000	668,030
Qwest Corp. 7.25%, 9/15/2025	216,000	178,944
Sable International Finance Ltd. (Chile) 5.75%, 9/7/2027 (a)	200,000	185,250
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	736,000	641,738
6.00%, 9/30/2034	356,000	299,511
7.72%, 6/4/2038	241,000	220,212
Telesat Canada (Canada) 5.63%, 12/6/2026 (a)	383,000	231,715
Virgin Media Finance plc (United Kingdom) 5.00%, 7/15/2030 (a)	748,000	592,095
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	729,000	655,220
Windstream Escrow LLC 7.75%, 8/15/2028 (a)	285,000	231,746
Zayo Group Holdings, Inc.
4.00%, 3/1/2027 (a)	190,000	132,766
6.13%, 3/1/2028 (a)	279,000	168,105
		16,263,611
Electric Utilities — 1.6%
Drax Finco plc (United Kingdom) 6.63%, 11/1/2025 (a)	201,000	195,975
Edison International (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.12%, 6/15/2053 (d)	145,000	148,263
Emera, Inc. (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (d)	297,000	284,378
FirstEnergy Corp.
2.65%, 3/1/2030	695,000	589,881
Series C, 7.38%, 11/15/2031	208,000	240,693
Series C, 5.10%, 7/15/2047 (e)	179,000	158,415
Series C, 3.40%, 3/1/2050	394,000	262,605
NextEra Energy Operating Partners LP
4.25%, 7/15/2024 (a)	126,000	123,625
4.50%, 9/15/2027 (a)	493,000	459,106
NRG Energy, Inc.
5.75%, 1/15/2028	272,000	258,663
5.25%, 6/15/2029 (a)	524,000	472,500
3.63%, 2/15/2031 (a)	262,000	206,464
3.88%, 2/15/2032 (a)	149,000	115,663
PG&E Corp. 5.25%, 7/1/2030	587,000	530,457
Terraform Global Operating LP 6.13%, 3/1/2026 (a)	5,000	4,800
Vistra Operations Co. LLC
5.63%, 2/15/2027 (a)	941,000	905,063
5.00%, 7/31/2027 (a)	89,000	83,639
4.38%, 5/1/2029 (a)	314,000	273,685
		5,313,875
Electrical Equipment — 0.0% ^
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	25,000	22,359
Electronic Equipment, Instruments & Components — 0.3%
Coherent Corp. 5.00%, 12/15/2029 (a)	454,000	403,738
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	726,000	648,214
		1,051,952

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Energy Equipment & Services — 1.5%
Archrock Partners LP 6.88%, 4/1/2027 (a)	472,000	450,999
Enerflex Ltd. (Canada) 9.00%, 10/15/2027 (a)	317,000	308,409
Global Marine, Inc. 7.00%, 6/1/2028	23,000	18,319
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	189,000	172,187
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	530,000	497,946
Oceaneering International, Inc. 6.00%, 2/1/2028	65,000	60,784
Patterson-UTI Energy, Inc.
3.95%, 2/1/2028	316,000	279,282
5.15%, 11/15/2029	70,000	61,561
Petrofac Ltd. (United Kingdom) 9.75%, 11/15/2026 (a)	239,000	173,275
Precision Drilling Corp. (Canada)
7.13%, 1/15/2026 (a)	91,000	89,569
6.88%, 1/15/2029 (a)	148,000	132,516
Transocean, Inc.
7.25%, 11/1/2025 (a)	26,000	24,440
11.50%, 1/30/2027 (a)	161,000	164,690
8.75%, 2/15/2030 (a)	911,000	910,544
6.80%, 3/15/2038	334,000	226,355
USA Compression Partners LP 6.88%, 4/1/2026	229,000	217,788
Valaris Ltd. 8.38%, 4/30/2030 (a)	334,000	331,629
Weatherford International Ltd.
6.50%, 9/15/2028 (a)	145,000	143,651
8.63%, 4/30/2030 (a)	131,000	131,639
Welltec International ApS (Denmark) 8.25%, 10/15/2026 (a)	329,000	335,580
		4,731,163
Entertainment — 0.9%
Allen Media LLC 10.50%, 2/15/2028 (a)	220,000	120,815
AMC Entertainment Holdings, Inc.
10.00% (Cash), 6/15/2026 (a) (b)	267,000	169,959
7.50%, 2/15/2029 (a)	524,000	367,455
Banijay Entertainment SASU (France) 5.38%, 3/1/2025 (a)	250,000	244,797
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	131,000	133,293
5.25%, 7/15/2028 (a)	95,000	83,162
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (a)	272,000	193,120
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	266,000	261,257
6.50%, 5/15/2027 (a)	676,000	677,148
ROBLOX Corp. 3.88%, 5/1/2030 (a)	258,000	220,925
WMG Acquisition Corp.
3.75%, 12/1/2029 (a)	88,000	75,680
3.88%, 7/15/2030 (a)	607,000	518,445
		3,066,056
Financial Services — 2.1%
Block, Inc.
2.75%, 6/1/2026	175,000	157,481
3.50%, 6/1/2031	538,000	439,429

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Financial Services — continued
CPI CG, Inc. 8.63%, 3/15/2026 (a)	277,000	267,369
Freedom Mortgage Corp.
7.63%, 5/1/2026 (a)	246,000	214,987
6.63%, 1/15/2027 (a)	230,000	190,891
Home Point Capital, Inc. 5.00%, 2/1/2026 (a)	25,000	22,375
Jefferson Capital Holdings LLC 6.00%, 8/15/2026 (a)	90,000	72,249
LD Holdings Group LLC
6.50%, 11/1/2025 (a)	442,000	350,837
6.13%, 4/1/2028 (a)	10,000	6,475
MGIC Investment Corp. 5.25%, 8/15/2028	348,000	329,206
Midcap Financial Issuer Trust 5.63%, 1/15/2030 (a)	436,000	342,168
MPH Acquisition Holdings LLC
5.50%, 9/1/2028 (a)	394,000	314,135
5.75%, 11/1/2028 (a)	132,000	94,380
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	886,000	766,390
NMI Holdings, Inc. 7.38%, 6/1/2025 (a)	381,000	381,432
Paysafe Finance plc 4.00%, 6/15/2029 (a)	302,000	244,792
PennyMac Financial Services, Inc. 5.75%, 9/15/2031 (a)	439,000	353,481
PHH Mortgage Corp. 7.88%, 3/15/2026 (a)	267,000	235,013
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	28,000	24,466
3.88%, 3/1/2031 (a)	358,000	281,861
4.00%, 10/15/2033 (a)	552,000	415,725
Sabre GLBL, Inc.
9.25%, 4/15/2025 (a)	353,000	337,115
7.38%, 9/1/2025 (a)	120,000	101,476
11.25%, 12/15/2027 (a)	269,000	206,780
Shift4 Payments LLC 4.63%, 11/1/2026 (a)	175,000	164,073
United Wholesale Mortgage LLC 5.50%, 4/15/2029 (a)	297,000	247,995
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	283,000	283,618
		6,846,199
Food Products — 1.0%
B&G Foods, Inc.
5.25%, 4/1/2025	72,000	67,846
5.25%, 9/15/2027	88,000	74,820
Chobani LLC 7.50%, 4/15/2025 (a)	451,000	447,945
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	172,000	167,202
FAGE International SA (Luxembourg) 5.63%, 8/15/2026 (a)	304,000	287,275
H-Food Holdings LLC 8.50%, 6/1/2026 (a)	142,000	56,090
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (a)	275,000	265,448
4.13%, 1/31/2030 (a)	91,000	81,038
Pilgrim's Pride Corp. 3.50%, 3/1/2032	748,000	597,727
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	30,000	29,421
5.63%, 1/15/2028 (a)	10,000	9,642
5.50%, 12/15/2029 (a)	1,089,000	1,012,468

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
4.50%, 9/15/2031 (a)	256,000	216,648
Simmons Foods, Inc. 4.63%, 3/1/2029 (a)	48,000	38,991
		3,352,561
Gas Utilities — 0.4%
AmeriGas Partners LP 5.88%, 8/20/2026	641,000	595,992
Ferrellgas LP 5.88%, 4/1/2029 (a)	429,000	357,262
Suburban Propane Partners LP 5.00%, 6/1/2031 (a)	266,000	226,661
		1,179,915
Ground Transportation — 1.2%
AerCap Global Aviation Trust (Ireland) (3-MONTH CME TERM SOFR + 4.30%), 6.50%, 6/15/2045 (a) (d)	300,000	293,077
Albion Financing 1 SARL (Luxembourg) 6.13%, 10/15/2026 (a)	520,000	466,300
Avis Budget Car Rental LLC 5.38%, 3/1/2029 (a)	357,000	321,529
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	114,000	82,650
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	340,000	282,090
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	220,000	196,181
5.00%, 12/1/2029 (a)	399,000	320,328
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	323,000	285,471
PECF USS Intermediate Holding III Corp. 8.00%, 11/15/2029 (a)	198,000	102,465
Uber Technologies, Inc.
7.50%, 5/15/2025 (a)	117,000	118,363
7.50%, 9/15/2027 (a)	26,000	26,671
4.50%, 8/15/2029 (a)	733,000	668,627
Watco Cos. LLC 6.50%, 6/15/2027 (a)	81,000	77,612
Williams Scotsman International, Inc. 4.63%, 8/15/2028 (a)	269,000	245,718
XPO CNW, Inc. 6.70%, 5/1/2034	175,000	165,917
XPO Escrow Sub LLC 7.50%, 11/15/2027 (a)	120,000	123,240
		3,776,239
Health Care Equipment & Supplies — 0.9%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	818,000	756,624
Hologic, Inc. 3.25%, 2/15/2029 (a)	400,000	349,334
Medline Borrower LP
3.88%, 4/1/2029 (a)	1,376,000	1,186,738
5.25%, 10/1/2029 (a)	755,000	645,995
		2,938,691
Health Care Providers & Services — 3.5%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	304,000	288,961
AdaptHealth LLC
6.13%, 8/1/2028 (a)	182,000	153,107
4.63%, 8/1/2029 (a)	90,000	69,335
AHP Health Partners, Inc. 5.75%, 7/15/2029 (a)	131,000	111,350
Akumin Escrow, Inc. 7.50%, 8/1/2028 (a)	243,000	164,633
Akumin, Inc. 7.00%, 11/1/2025 (a)	27,000	21,872
Cano Health LLC 6.25%, 10/1/2028 (a)	170,000	113,050
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	672,000	627,467

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.63%, 3/15/2027 (a)	744,000	636,851
8.00%, 12/15/2027 (a)	27,000	25,130
6.00%, 1/15/2029 (a)	284,000	228,998
6.88%, 4/15/2029 (a)	811,000	456,074
6.13%, 4/1/2030 (a)	117,000	63,198
4.75%, 2/15/2031 (a)	513,000	368,604
DaVita, Inc.
4.63%, 6/1/2030 (a)	1,067,000	913,827
3.75%, 2/15/2031 (a)	175,000	138,838
Encompass Health Corp. 4.75%, 2/1/2030	394,000	358,897
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	149,000	745
Global Medical Response, Inc. 6.50%, 10/1/2025 (a)	88,000	59,459
HealthEquity, Inc. 4.50%, 10/1/2029 (a)	82,000	72,813
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	367,000	276,494
LifePoint Health, Inc. 5.38%, 1/15/2029 (a)	215,000	107,044
ModivCare, Inc. 5.88%, 11/15/2025 (a)	169,000	156,890
Molina Healthcare, Inc.
4.38%, 6/15/2028 (a)	602,000	552,251
3.88%, 11/15/2030 (a)	46,000	39,352
3.88%, 5/15/2032 (a)	252,000	209,976
Owens & Minor, Inc.
4.50%, 3/31/2029 (a)	74,000	60,680
6.63%, 4/1/2030 (a)	333,000	300,188
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	191,000	175,720
Prime Healthcare Services, Inc. 7.25%, 11/1/2025 (a)	405,000	379,862
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	216,000	59,400
RegionalCare Hospital Partners Holdings, Inc. 9.75%, 12/1/2026 (a)	200,000	149,876
RP Escrow Issuer LLC 5.25%, 12/15/2025 (a)	296,000	197,639
Select Medical Corp. 6.25%, 8/15/2026 (a)	372,000	361,724
Tenet Healthcare Corp.
4.88%, 1/1/2026	335,000	324,052
6.25%, 2/1/2027	711,000	700,376
5.13%, 11/1/2027	938,000	896,321
4.63%, 6/15/2028	741,000	689,121
6.13%, 10/1/2028	608,000	576,265
6.88%, 11/15/2031	224,000	215,880
US Acute Care Solutions LLC 6.38%, 3/1/2026 (a)	115,000	97,463
US Renal Care, Inc. 10.63%, 7/15/2027 (a)	213,000	63,368
		11,463,151
Health Care REITs — 0.4%
Diversified Healthcare Trust
4.75%, 5/1/2024	121,000	110,384
4.75%, 2/15/2028	48,000	32,657
4.38%, 3/1/2031	374,000	267,673

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care REITs — continued
MPT Operating Partnership LP
5.00%, 10/15/2027	90,000	73,915
4.63%, 8/1/2029	980,000	731,600
		1,216,229
Health Care Technology — 0.2%
IQVIA, Inc. 5.00%, 10/15/2026 (a)	800,000	778,062
Hotel & Resort REITs — 0.7%
Park Intermediate Holdings LLC
7.50%, 6/1/2025 (a)	70,000	70,000
5.88%, 10/1/2028 (a)	547,000	499,745
RHP Hotel Properties LP 4.75%, 10/15/2027	595,000	551,238
RLJ Lodging Trust LP 4.00%, 9/15/2029 (a)	229,000	191,501
Service Properties Trust
4.50%, 3/15/2025	114,000	106,590
7.50%, 9/15/2025	320,000	313,795
4.38%, 2/15/2030	653,000	473,989
		2,206,858
Hotels, Restaurants & Leisure — 8.3%
1011778 BC ULC (Canada)
3.88%, 1/15/2028 (a)	897,000	822,595
4.38%, 1/15/2028 (a)	538,000	493,917
4.00%, 10/15/2030 (a)	598,000	513,367
Affinity Interactive 6.88%, 12/15/2027 (a)	96,000	84,019
Bloomin' Brands, Inc. 5.13%, 4/15/2029 (a)	229,000	204,756
Boyd Gaming Corp. 4.75%, 12/1/2027	712,000	674,537
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	335,000	299,199
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a)	1,018,000	1,014,929
8.13%, 7/1/2027 (a)	723,000	736,730
4.63%, 10/15/2029 (a)	628,000	541,402
Caesars Resort Collection LLC 5.75%, 7/1/2025 (a)	285,000	286,451
Carnival Corp.
7.63%, 3/1/2026 (a)	912,000	864,677
5.75%, 3/1/2027 (a)	1,074,000	919,383
9.88%, 8/1/2027 (a)	571,000	589,340
4.00%, 8/1/2028 (a)	539,000	470,043
10.50%, 6/1/2030 (a)	672,000	674,344
Carrols Restaurant Group, Inc. 5.88%, 7/1/2029 (a)	52,000	43,104
CCM Merger, Inc. 6.38%, 5/1/2026 (a)	50,000	48,294
CDI Escrow Issuer, Inc. 5.75%, 4/1/2030 (a)	267,000	250,261
Cedar Fair LP 5.50%, 5/1/2025 (a)	262,000	260,023
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	289,000	279,216
Everi Holdings, Inc. 5.00%, 7/15/2029 (a)	217,000	192,405
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a)	451,000	393,642
6.75%, 1/15/2030 (a)	423,000	344,194
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	90,000	84,375

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	120,000	118,344
4.88%, 1/15/2030	996,000	925,967
4.00%, 5/1/2031 (a)	40,000	34,522
Hilton Grand Vacations Borrower Escrow LLC
5.00%, 6/1/2029 (a)	302,000	268,604
4.88%, 7/1/2031 (a)	244,000	207,096
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	719,000	698,139
International Game Technology plc 6.50%, 2/15/2025 (a)	231,000	231,866
IRB Holding Corp. 7.00%, 6/15/2025 (a)	377,000	377,822
Jacobs Entertainment, Inc. 6.75%, 2/15/2029 (a)	54,000	47,407
KFC Holding Co. 4.75%, 6/1/2027 (a)	445,000	429,131
Las Vegas Sands Corp.
3.20%, 8/8/2024	215,000	207,353
2.90%, 6/25/2025	46,000	43,006
3.50%, 8/18/2026	46,000	42,601
3.90%, 8/8/2029	648,000	573,186
Life Time, Inc.
5.75%, 1/15/2026 (a)	83,000	80,405
8.00%, 4/15/2026 (a)	25,000	24,656
MajorDrive Holdings IV LLC 6.38%, 6/1/2029 (a)	233,000	178,005
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	276,000	246,384
4.50%, 6/15/2029 (a)	90,000	77,116
MGM Resorts International
4.63%, 9/1/2026	708,000	669,150
4.75%, 10/15/2028	200,000	182,270
Mohegan Tribal Gaming Authority 8.00%, 2/1/2026 (a)	590,000	520,274
NCL Corp. Ltd.
3.63%, 12/15/2024 (a)	149,000	142,440
5.88%, 3/15/2026 (a)	662,000	600,531
5.88%, 2/15/2027 (a)	364,000	346,647
7.75%, 2/15/2029 (a)	220,000	198,941
Penn Entertainment, Inc. 4.13%, 7/1/2029 (a)	25,000	20,161
Premier Entertainment Sub LLC 5.63%, 9/1/2029 (a)	303,000	215,130
Resorts World Las Vegas LLC 4.63%, 4/16/2029 (a)	300,000	240,627
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (a)	780,000	824,421
5.50%, 8/31/2026 (a)	682,000	641,189
11.63%, 8/15/2027 (a)	327,000	355,379
7.50%, 10/15/2027	583,000	572,210
3.70%, 3/15/2028	110,000	93,483
Scientific Games Holdings LP 6.63%, 3/1/2030 (a)	276,000	242,626
Scientific Games International, Inc.
8.63%, 7/1/2025 (a)	143,000	146,051
7.00%, 5/15/2028 (a)	90,000	88,984
7.25%, 11/15/2029 (a)	258,000	256,388
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	85,000	80,330

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	256,000	257,926
Station Casinos LLC
4.50%, 2/15/2028 (a)	290,000	258,063
4.63%, 12/1/2031 (a)	127,000	105,594
TKC Holdings, Inc. 10.50%, 5/15/2029 (a)	168,000	112,980
Travel + Leisure Co.
6.63%, 7/31/2026 (a)	164,000	162,476
6.00%, 4/1/2027 (e)	471,000	454,750
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	219,000	219,547
Viking Cruises Ltd.
13.00%, 5/15/2025 (a)	10,000	10,509
5.88%, 9/15/2027 (a)	385,000	339,281
Viking Ocean Cruises Ship VII Ltd. 5.63%, 2/15/2029 (a)	95,000	82,888
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	461,000	414,962
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	138,000	126,615
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	658,000	645,119
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	697,000	621,974
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	727,000	682,679
6.88%, 11/15/2037	181,000	192,255
		27,021,663
Household Durables — 1.6%
American Greetings Corp. 8.75%, 4/15/2025 (a)	176,000	170,539
Beazer Homes USA, Inc.
5.88%, 10/15/2027	258,000	237,899
7.25%, 10/15/2029	95,000	90,259
Brookfield Residential Properties, Inc. (Canada)
6.25%, 9/15/2027 (a)	261,000	233,630
4.88%, 2/15/2030 (a)	25,000	18,870
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	299,000	263,782
Century Communities, Inc. 6.75%, 6/1/2027	10,000	9,994
Empire Communities Corp. (Canada) 7.00%, 12/15/2025 (a)	223,000	202,930
KB Home 4.80%, 11/15/2029	437,000	399,479
M/I Homes, Inc. 4.95%, 2/1/2028	52,000	48,642
Mattamy Group Corp. (Canada) 5.25%, 12/15/2027 (a)	215,000	198,395
Meritage Homes Corp. 5.13%, 6/6/2027	61,000	58,223
Newell Brands, Inc.
4.70%, 4/1/2026 (e)	1,074,000	996,146
6.38%, 9/15/2027	276,000	262,501
6.00%, 4/1/2046 (e)	143,000	104,192
Shea Homes LP 4.75%, 2/15/2028	240,000	210,428
SWF Escrow Issuer Corp. 6.50%, 10/1/2029 (a)	247,000	147,274
Taylor Morrison Communities, Inc. 5.88%, 6/15/2027 (a)	506,000	494,235
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	552,000	469,695
TopBuild Corp. 4.13%, 2/15/2032 (a)	337,000	282,905
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	176,000	170,366
		5,070,384

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Products — 0.4%
Central Garden & Pet Co.
5.13%, 2/1/2028	216,000	203,047
4.13%, 10/15/2030	35,000	29,358
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	518,000	460,771
4.38%, 3/31/2029 (a)	128,000	109,600
Kronos Acquisition Holdings, Inc. (Canada) 7.00%, 12/31/2027 (a)	272,000	233,493
Spectrum Brands, Inc. 5.50%, 7/15/2030 (a)	408,000	373,320
		1,409,589
Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp.
5.25%, 6/1/2026 (a)	38,000	36,850
4.50%, 2/15/2028 (a)	957,000	870,874
5.13%, 3/15/2028 (a)	436,000	390,571
5.00%, 2/1/2031 (a)	360,000	290,519
Clearway Energy Operating LLC
4.75%, 3/15/2028 (a)	67,000	62,359
3.75%, 2/15/2031 (a)	477,000	400,125
TransAlta Corp. (Canada) 6.50%, 3/15/2040	219,000	203,670
		2,254,968
Insurance — 1.3%
Acrisure LLC 6.00%, 8/1/2029 (a)	370,000	309,502
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027 (a)	269,000	241,969
6.75%, 10/15/2027 (a)	555,000	517,267
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	290,000	258,837
AssuredPartners, Inc.
7.00%, 8/15/2025 (a)	25,000	24,651
5.63%, 1/15/2029 (a)	67,000	57,969
BroadStreet Partners, Inc. 5.88%, 4/15/2029 (a)	147,000	127,178
Enstar Finance LLC
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.47%), 5.75%, 9/1/2040 (d)	136,000	112,754
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.01%), 5.50%, 1/15/2042 (d)	90,000	64,910
Genworth Holdings, Inc. 6.50%, 6/15/2034	246,000	219,596
Global Atlantic Fin Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.80%), 4.70%, 10/15/2051 (a) (d)	287,000	223,142
HUB International Ltd.
7.00%, 5/1/2026 (a)	555,000	546,671
5.63%, 12/1/2029 (a)	145,000	130,088
Liberty Mutual Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.32%), 4.12%, 12/15/2051 (a) (d)	44,000	33,887
4.30%, 2/1/2061 (a)	462,000	275,442
NFP Corp.
4.88%, 8/15/2028 (a)	238,000	212,465
6.88%, 8/15/2028 (a)	435,000	360,759

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Ryan Specialty LLC 4.38%, 2/1/2030 (a)	391,000	346,735
USI, Inc. 6.88%, 5/1/2025 (a)	248,000	243,820
		4,307,642
Interactive Media & Services — 0.3%
Cars.com, Inc. 6.38%, 11/1/2028 (a)	25,000	23,179
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	455,000	456,086
Ziff Davis, Inc. 4.63%, 10/15/2030 (a)	528,000	449,946
		929,211
IT Services — 0.8%
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	223,000	181,187
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	154,000	133,270
Cablevision Lightpath LLC
3.88%, 9/15/2027 (a)	250,000	205,995
5.63%, 9/15/2028 (a)	278,000	202,017
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	259,000	211,760
Gartner, Inc. 4.50%, 7/1/2028 (a)	525,000	494,249
ION Trading Technologies SARL (Luxembourg) 5.75%, 5/15/2028 (a)	236,000	196,175
Newfold Digital Holdings Group, Inc. 6.00%, 2/15/2029 (a)	89,000	64,629
Northwest Fiber LLC
4.75%, 4/30/2027 (a)	64,000	54,554
10.75%, 6/1/2028 (a)	106,000	93,445
Presidio Holdings, Inc.
4.88%, 2/1/2027 (a)	17,000	15,888
8.25%, 2/1/2028 (a)	149,000	137,105
Tempo Acquisition LLC 5.75%, 6/1/2025 (a)	175,000	174,475
Twilio, Inc. 3.88%, 3/15/2031	90,000	76,016
Unisys Corp. 6.88%, 11/1/2027 (a)	309,000	234,315
Virtusa Corp. 7.13%, 12/15/2028 (a)	177,000	141,157
		2,616,237
Leisure Products — 0.4%
Mattel, Inc.
5.88%, 12/15/2027 (a)	300,000	292,325
3.75%, 4/1/2029 (a)	185,000	161,336
5.45%, 11/1/2041	252,000	209,656
Universal Entertainment Corp. (Japan) 8.50%, 12/11/2024 (a)	392,000	372,349
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	150,000	122,858
		1,158,524
Life Sciences Tools & Services — 0.2%
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	476,000	417,785
PRA Health Sciences, Inc. 2.88%, 7/15/2026 (a)	375,000	341,271
		759,056
Machinery — 1.0%
Amsted Industries, Inc. 4.63%, 5/15/2030 (a)	100,000	89,661
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	241,000	243,427
EnPro Industries, Inc. 5.75%, 10/15/2026	442,000	432,493

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — continued
GrafTech Finance, Inc. 4.63%, 12/15/2028 (a)	280,000	223,310
Hillenbrand, Inc. 3.75%, 3/1/2031	280,000	232,391
Husky III Holding Ltd. (Canada) 13.00% (Cash), 2/15/2025 (a) (b)	342,000	312,075
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	205,000	172,712
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (a)	213,000	188,505
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	186,000	160,064
Terex Corp. 5.00%, 5/15/2029 (a)	309,000	286,338
Titan International, Inc. 7.00%, 4/30/2028	270,000	245,619
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	498,000	458,497
Werner FinCo. LP 8.75%, 7/15/2025 (a)	192,000	168,424
		3,213,516
Media — 6.4%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028 (a)	329,000	276,064
Altice Financing SA (Luxembourg)
5.00%, 1/15/2028 (a)	529,000	413,330
5.75%, 8/15/2029 (a)	250,000	190,638
AMC Networks, Inc.
4.75%, 8/1/2025	333,000	294,339
4.25%, 2/15/2029	237,000	135,090
Cable One, Inc. 4.00%, 11/15/2030 (a)	42,000	32,865
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	374,000	372,740
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	48,000	42,313
7.50%, 6/1/2029 (a)	594,000	423,066
CMG Media Corp. 8.88%, 12/15/2027 (a)	139,000	90,032
CSC Holdings LLC
5.25%, 6/1/2024	37,000	34,308
7.50%, 4/1/2028 (a)	611,000	331,043
6.50%, 2/1/2029 (a)	1,226,000	965,240
5.75%, 1/15/2030 (a)	950,000	418,409
4.50%, 11/15/2031 (a)	738,000	513,119
Directv Financing LLC 5.88%, 8/15/2027 (a)	1,138,000	1,002,371
DISH DBS Corp.
5.88%, 11/15/2024	1,167,000	999,530
7.75%, 7/1/2026	300,000	172,131
5.25%, 12/1/2026 (a)	523,000	413,128
5.75%, 12/1/2028 (a)	1,311,000	950,901
5.13%, 6/1/2029	501,000	227,218
DISH Network Corp. 11.75%, 11/15/2027 (a)	572,000	547,465
Gray Television, Inc.
7.00%, 5/15/2027 (a)	469,000	386,254
4.75%, 10/15/2030 (a)	493,000	319,538
iHeartCommunications, Inc.
6.38%, 5/1/2026	320,417	243,232
8.38%, 5/1/2027	409,864	231,228
Lamar Media Corp.
3.75%, 2/15/2028	75,000	67,502

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
4.00%, 2/15/2030	273,000	238,819
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	638,000	591,994
Liberty Interactive LLC 8.25%, 2/1/2030	5,000	1,745
McGraw-Hill Education, Inc.
5.75%, 8/1/2028 (a)	297,000	253,192
8.00%, 8/1/2029 (a)	211,000	176,185
National CineMedia LLC 5.88%, 4/15/2028 (a)	148,000	47,893
News Corp.
3.88%, 5/15/2029 (a)	743,000	652,382
5.13%, 2/15/2032 (a)	140,000	127,376
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	724,000	664,270
4.75%, 11/1/2028 (a)	178,000	150,193
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	447,000	400,338
4.25%, 1/15/2029 (a)	367,000	300,206
Paramount Global (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.37%, 3/30/2062 (d)	459,000	367,769
Radiate Holdco LLC
4.50%, 9/15/2026 (a)	50,000	38,500
6.50%, 9/15/2028 (a)	323,000	162,307
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	127,000	97,790
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	385,000	296,466
Sinclair Television Group, Inc.
5.50%, 3/1/2030 (a)	156,000	90,461
4.13%, 12/1/2030 (a)	216,000	141,250
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	687,000	622,878
5.50%, 7/1/2029 (a)	1,006,000	878,135
4.13%, 7/1/2030 (a)	551,000	433,359
3.88%, 9/1/2031 (a)	115,000	84,863
Spanish Broadcasting System, Inc. 9.75%, 3/1/2026 (a)	48,000	31,198
Stagwell Global LLC 5.63%, 8/15/2029 (a)	389,000	333,850
TEGNA, Inc. 5.00%, 9/15/2029	892,000	764,850
Townsquare Media, Inc. 6.88%, 2/1/2026 (a)	70,000	64,904
Univision Communications, Inc.
5.13%, 2/15/2025 (a)	504,000	486,602
4.50%, 5/1/2029 (a)	198,000	166,219
7.38%, 6/30/2030 (a)	388,000	360,736
UPC Broadband Finco BV (Netherlands) 4.88%, 7/15/2031 (a)	204,000	171,319
UPC Holding BV (Netherlands) 5.50%, 1/15/2028 (a)	363,000	318,532
Urban One, Inc. 7.38%, 2/1/2028 (a)	202,000	181,800
Videotron Ltd. (Canada) 5.38%, 6/15/2024 (a)	308,000	304,815
Ziggo Bond Co. BV (Netherlands) 5.13%, 2/28/2030 (a)	816,000	625,716
		20,722,006
Metals & Mining — 2.0%
Arconic Corp.
6.00%, 5/15/2025 (a)	296,000	296,798

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
6.13%, 2/15/2028 (a)	322,000	325,016
Baffinland Iron Mines Corp. (Canada) 8.75%, 7/15/2026 (a)	293,000	281,420
Big River Steel LLC 6.63%, 1/31/2029 (a)	505,000	501,212
Carpenter Technology Corp. 6.38%, 7/15/2028	454,000	437,580
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	388,000	374,467
4.88%, 3/1/2031 (a)	299,000	255,506
Coeur Mining, Inc. 5.13%, 2/15/2029 (a)	119,000	100,257
Constellium SE 5.63%, 6/15/2028 (a)	350,000	333,375
FMG Resources August 2006 Pty. Ltd. (Australia)
5.13%, 5/15/2024 (a)	42,000	41,972
4.50%, 9/15/2027 (a)	839,000	794,362
5.88%, 4/15/2030 (a)	47,000	44,356
6.13%, 4/15/2032 (a)	290,000	273,640
Hudbay Minerals, Inc. (Canada) 4.50%, 4/1/2026 (a)	32,000	29,325
IAMGOLD Corp. (Burkina Faso) 5.75%, 10/15/2028 (a)	137,000	103,974
Kaiser Aluminum Corp.
4.63%, 3/1/2028 (a)	288,000	251,709
4.50%, 6/1/2031 (a)	58,000	45,574
Mineral Resources Ltd. (Australia) 8.50%, 5/1/2030 (a)	235,000	235,881
New Gold, Inc. (Canada) 7.50%, 7/15/2027 (a)	209,000	196,092
Novelis Corp. 4.75%, 1/30/2030 (a)	1,073,000	952,281
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	200,000	164,658
Taseko Mines Ltd. (Canada) 7.00%, 2/15/2026 (a)	197,000	176,596
United States Steel Corp. 6.65%, 6/1/2037	274,000	250,718
		6,466,769
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	361,000	274,256
Blackstone Mortgage Trust, Inc. 3.75%, 1/15/2027 (a)	283,000	236,600
Ladder Capital Finance Holdings LLLP
4.25%, 2/1/2027 (a)	212,000	179,620
4.75%, 6/15/2029 (a)	145,000	113,332
Starwood Property Trust, Inc. 3.63%, 7/15/2026 (a)	205,000	172,330
		976,138
Multi-Utilities — 0.1%
Algonquin Power & Utilities Corp. (Canada) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.25%), 4.75%, 1/18/2082 (d)	347,000	277,600
Office REITs — 0.1%
Office Properties Income Trust
4.50%, 2/1/2025	229,000	191,161
2.65%, 6/15/2026	287,000	197,144
3.45%, 10/15/2031	82,000	39,252
		427,557
Oil, Gas & Consumable Fuels — 10.4%
Aethon United BR LP 8.25%, 2/15/2026 (a)	222,000	214,824
Alliance Resource Operating Partners LP 7.50%, 5/1/2025 (a)	189,000	187,529

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	581,000	556,690
5.75%, 1/15/2028 (a)	337,000	321,412
Apache Corp.
4.25%, 1/15/2030	594,000	533,115
6.00%, 1/15/2037	130,000	119,925
5.10%, 9/1/2040	577,000	474,583
Ascent Resources Utica Holdings LLC
7.00%, 11/1/2026 (a)	460,000	440,941
5.88%, 6/30/2029 (a)	127,000	111,492
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	246,000	248,591
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	193,000	177,244
Blue Racer Midstream LLC 7.63%, 12/15/2025 (a)	424,000	428,656
Buckeye Partners LP
3.95%, 12/1/2026	124,000	110,535
4.50%, 3/1/2028 (a)	893,000	785,702
5.60%, 10/15/2044	123,000	88,940
California Resources Corp. 7.13%, 2/1/2026 (a)	269,000	273,035
Callon Petroleum Co.
6.38%, 7/1/2026	244,000	231,682
8.00%, 8/1/2028 (a)	182,000	177,970
Calumet Specialty Products Partners LP
11.00%, 4/15/2025 (a)	94,000	96,823
8.13%, 1/15/2027 (a)	241,000	229,553
Chesapeake Energy Corp. 5.50%, 2/1/2026 (a)	283,000	275,176
Chord Energy Corp. 6.38%, 6/1/2026 (a)	38,000	37,430
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	268,000	221,931
CNX Resources Corp.
7.25%, 3/14/2027 (a)	36,000	35,529
7.38%, 1/15/2031 (a)	79,000	76,040
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	916,000	800,588
CQP Holdco LP 5.50%, 6/15/2031 (a)	500,000	445,611
Crestwood Midstream Partners LP
5.63%, 5/1/2027 (a)	663,000	625,242
8.00%, 4/1/2029 (a)	59,000	59,316
CrownRock LP
5.63%, 10/15/2025 (a)	377,000	369,460
5.00%, 5/1/2029 (a)	199,000	186,563
Delek Logistics Partners LP 7.13%, 6/1/2028 (a)	38,000	34,580
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	820,000	711,105
Earthstone Energy Holdings LLC 8.00%, 4/15/2027 (a)	299,000	291,017
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	163,000	149,756
Endeavor Energy Resources LP 5.75%, 1/30/2028 (a)	567,000	559,913
Energy Ventures Gom LLC 11.75%, 4/15/2026 (a)	167,000	170,259
EnLink Midstream LLC 5.38%, 6/1/2029	513,000	485,981
EnLink Midstream Partners LP
4.85%, 7/15/2026	214,000	207,036
5.05%, 4/1/2045	102,000	78,972

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
5.45%, 6/1/2047	285,000	226,737
Enviva Partners LP 6.50%, 1/15/2026 (a)	90,000	71,273
EQM Midstream Partners LP
4.00%, 8/1/2024	321,000	312,522
6.00%, 7/1/2025 (a)	25,000	24,727
5.50%, 7/15/2028	892,000	836,138
4.50%, 1/15/2029 (a)	168,000	146,777
4.75%, 1/15/2031 (a)	187,000	160,480
6.50%, 7/15/2048	268,000	218,924
Genesis Energy LP
6.50%, 10/1/2025	43,000	42,213
8.00%, 1/15/2027	1,004,000	977,926
Global Partners LP 6.88%, 1/15/2029	26,000	23,898
Gran Tierra Energy International Holdings Ltd. (Colombia) 6.25%, 2/15/2025 (a)	219,000	182,427
Gulfport Energy Corp. 8.00%, 5/17/2026	271,999	271,319
Hess Infrastructure Partners LP 5.63%, 2/15/2026 (a)	25,000	24,531
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	114,000	111,863
5.13%, 6/15/2028 (a)	798,000	747,127
Hilcorp Energy I LP 6.25%, 4/15/2032 (a)	643,000	575,185
Holly Energy Partners LP 6.38%, 4/15/2027 (a)	174,000	171,777
Ithaca Energy North Sea plc (United Kingdom) 9.00%, 7/15/2026 (a)	342,000	322,068
ITT Holdings LLC 6.50%, 8/1/2029 (a)	208,000	165,880
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	404,000	382,790
Martin Midstream Partners LP 11.50%, 2/15/2028 (a)	175,000	164,902
Matador Resources Co. 6.88%, 4/15/2028 (a)	255,000	252,914
MEG Energy Corp. (Canada)
7.13%, 2/1/2027 (a)	329,000	334,889
5.88%, 2/1/2029 (a)	197,000	186,023
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026 (a)	26,000	23,958
10.50%, 5/15/2027 (a)	217,000	209,134
Murphy Oil Corp.
7.05%, 5/1/2029	145,000	145,406
6.13%, 12/1/2042 (e)	220,000	179,663
Neptune Energy Bondco plc (United Kingdom) 6.63%, 5/15/2025 (a)	438,000	429,910
New Fortress Energy, Inc.
6.75%, 9/15/2025 (a)	633,000	582,726
6.50%, 9/30/2026 (a)	200,000	177,249
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	290,000	277,089
NGL Energy Partners LP 7.50%, 4/15/2026	311,000	280,859
Northriver Midstream Finance LP (Canada) 5.63%, 2/15/2026 (a)	193,000	179,934
NuStar Logistics LP
6.00%, 6/1/2026	289,000	280,440
5.63%, 4/28/2027	510,000	482,760
Occidental Petroleum Corp.
5.88%, 9/1/2025	589,000	589,147
8.88%, 7/15/2030	511,000	588,876

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
6.13%, 1/1/2031	270,000	274,388
6.45%, 9/15/2036	1,140,000	1,159,950
7.95%, 6/15/2039	611,000	682,792
4.40%, 4/15/2046	312,000	236,340
Parkland Corp. (Canada)
4.50%, 10/1/2029 (a)	200,000	172,920
4.63%, 5/1/2030 (a)	267,000	230,822
PBF Holding Co. LLC 6.00%, 2/15/2028	72,000	66,960
PDC Energy, Inc. 5.75%, 5/15/2026	264,000	263,195
Permian Resources Operating LLC
7.75%, 2/15/2026 (a)	185,000	186,081
6.88%, 4/1/2027 (a)	109,000	105,730
5.88%, 7/1/2029 (a)	155,000	145,112
Range Resources Corp. 8.25%, 1/15/2029	563,000	586,350
ROCC Holdings LLC 9.25%, 8/15/2026 (a)	305,000	326,923
Rockcliff Energy II LLC 5.50%, 10/15/2029 (a)	176,000	161,700
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	347,000	311,349
4.80%, 5/15/2030 (a)	72,000	62,178
6.88%, 4/15/2040 (a)	44,000	37,840
SM Energy Co.
5.63%, 6/1/2025	284,000	274,046
6.75%, 9/15/2026	446,000	430,611
Southwestern Energy Co.
8.38%, 9/15/2028	205,000	213,676
5.38%, 3/15/2030	589,000	541,379
4.75%, 2/1/2032	200,000	173,035
Summit Midstream Holdings LLC
5.75%, 4/15/2025	261,000	214,020
9.00%, 10/15/2026 (a) (e)	163,000	155,319
Sunnova Energy Corp. 5.88%, 9/1/2026 (a)	125,000	109,773
Sunoco LP
6.00%, 4/15/2027	253,000	248,830
4.50%, 4/30/2030	599,000	525,429
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	575,000	519,150
6.00%, 9/1/2031 (a)	234,000	198,998
Teine Energy Ltd. (Canada) 6.88%, 4/15/2029 (a)	225,000	205,409
TerraForm Power Operating LLC 5.00%, 1/31/2028 (a)	23,000	21,563
TransMontaigne Partners LP 6.13%, 2/15/2026	207,000	179,573
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029 (a)	1,117,000	971,822
3.88%, 11/1/2033 (a)	190,000	155,632
Viper Energy Partners LP 5.38%, 11/1/2027 (a)	26,000	25,005
Vital Energy, Inc. 10.13%, 1/15/2028	359,000	348,246
W&T Offshore, Inc. 11.75%, 2/1/2026 (a)	220,000	218,106
		33,733,460

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Paper & Forest Products — 0.3%
Ahlstrom Holding 3 Oy (Finland) 4.88%, 2/4/2028 (a)	227,000	188,395
Domtar Corp. 6.75%, 10/1/2028 (a)	315,000	274,182
Glatfelter Corp. 4.75%, 11/15/2029 (a)	217,000	137,742
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (a)	174,000	152,250
Mercer International, Inc. (Germany) 5.13%, 2/1/2029	381,000	301,249
		1,053,818
Passenger Airlines — 1.9%
Air Canada (Canada) 3.88%, 8/15/2026 (a)	473,000	439,079
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	481,000	477,392
American Airlines Group, Inc. 3.75%, 3/1/2025 (a)	441,000	416,684
American Airlines, Inc.
5.50%, 4/20/2026 (a)	585,009	574,128
5.75%, 4/20/2029 (a)	1,381,009	1,323,274
Delta Air Lines, Inc.
7.38%, 1/15/2026	25,000	26,242
4.38%, 4/19/2028	288,000	269,935
3.75%, 10/28/2029	398,000	354,547
Hawaiian Brand Intellectual Property Ltd. 5.75%, 1/20/2026 (a)	191,111	177,652
Spirit Loyalty Cayman Ltd. 8.00%, 9/20/2025 (a)	273,000	276,455
United Airlines, Inc.
4.38%, 4/15/2026 (a)	190,000	179,760
4.63%, 4/15/2029 (a)	1,104,000	1,000,050
VistaJet Malta Finance plc (Switzerland)
7.88%, 5/1/2027 (a)	491,000	443,128
9.50%, 6/1/2028 (a)	116,000	106,177
6.38%, 2/1/2030 (a)	59,000	46,910
		6,111,413
Personal Care Products — 0.5%
BellRing Brands, Inc. 7.00%, 3/15/2030 (a)	604,000	612,378
Coty, Inc.
5.00%, 4/15/2026 (a)	301,000	289,065
6.50%, 4/15/2026 (a)	27,000	26,582
Herbalife Nutrition Ltd. 7.88%, 9/1/2025 (a)	604,000	555,904
Prestige Brands, Inc.
5.13%, 1/15/2028 (a)	26,000	24,830
3.75%, 4/1/2031 (a)	92,000	75,711
		1,584,470
Pharmaceuticals — 1.8%
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	1,037,000	920,387
9.00%, 12/15/2025 (a)	57,000	48,523
5.75%, 8/15/2027 (a)	1,137,000	713,911
5.00%, 1/30/2028 (a)	959,000	421,344
5.00%, 2/15/2029 (a)	176,000	76,590
5.25%, 1/30/2030 (a)	178,000	75,686
14.00%, 10/15/2030 (a)	59,000	36,806

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
5.25%, 2/15/2031 (a)	157,000	66,725
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	508,000	461,868
3.13%, 2/15/2029 (a)	397,000	323,102
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (e)	258,000	246,883
Jazz Securities DAC 4.38%, 1/15/2029 (a)	450,000	403,191
Mallinckrodt International Finance SA 11.50%, 12/15/2028 (a)	461,000	341,140
Organon & Co. 5.13%, 4/30/2031 (a)	825,000	700,055
P&L Development LLC 7.75%, 11/15/2025 (a)	129,000	102,239
Perrigo Finance Unlimited Co.
4.38%, 3/15/2026	325,000	308,597
4.40%, 6/15/2030 (e)	550,000	478,304
		5,725,351
Professional Services — 0.2%
AMN Healthcare, Inc. 4.63%, 10/1/2027 (a)	255,000	235,556
CoreLogic, Inc. 4.50%, 5/1/2028 (a)	328,000	263,820
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	27,000	23,522
KBR, Inc. 4.75%, 9/30/2028 (a)	28,000	25,623
Korn Ferry 4.63%, 12/15/2027 (a)	90,000	85,248
Science Applications International Corp. 4.88%, 4/1/2028 (a)	30,000	27,938
		661,707
Real Estate Management & Development — 0.6%
Cushman & Wakefield US Borrower LLC 6.75%, 5/15/2028 (a)	300,000	267,750
Five Point Operating Co. LP 7.88%, 11/15/2025 (a)	119,000	104,759
Forestar Group, Inc.
3.85%, 5/15/2026 (a)	90,000	82,913
5.00%, 3/1/2028 (a)	65,000	59,150
Howard Hughes Corp. (The) 4.38%, 2/1/2031 (a)	428,000	337,099
Hunt Cos., Inc. 5.25%, 4/15/2029 (a)	303,000	232,715
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	525,000	412,455
Realogy Group LLC
5.75%, 1/15/2029 (a)	336,000	242,738
5.25%, 4/15/2030 (a)	101,000	70,061
WeWork Cos. LLC 5.00%, 7/10/2025 (a)	217,000	100,533
		1,910,173
Retail REITs — 0.1%
Brookfield Property REIT, Inc.
5.75%, 5/15/2026 (a)	448,000	397,838
4.50%, 4/1/2027 (a)	90,000	71,924
		469,762
Semiconductors & Semiconductor Equipment — 0.5%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	489,000	488,291
ams-OSRAM AG (Austria) 7.00%, 7/31/2025 (a)	442,000	386,750
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	341,000	328,502

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	73,000	65,922
Synaptics, Inc. 4.00%, 6/15/2029 (a)	316,000	264,650
		1,534,115
Software — 2.8%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	168,000	165,887
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	632,000	520,567
Boxer Parent Co., Inc. 9.13%, 3/1/2026 (a)	208,000	202,715
Camelot Finance SA 4.50%, 11/1/2026 (a)	100,000	93,838
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	564,000	498,335
Cloud Software Group, Inc.
6.50%, 3/31/2029 (a)	1,228,000	1,085,905
9.00%, 9/30/2029 (a)	678,000	576,300
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (a)	43,000	37,478
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	547,000	476,756
CWT Travel Group, Inc. 8.50%, 11/19/2026 (a)	124,000	75,020
Elastic NV 4.13%, 7/15/2029 (a)	90,000	77,830
Fair Isaac Corp.
5.25%, 5/15/2026 (a)	349,000	343,329
4.00%, 6/15/2028 (a)	89,000	81,875
Gen Digital, Inc.
6.75%, 9/30/2027 (a)	102,000	101,884
7.13%, 9/30/2030 (a)	386,000	385,334
GoTo Group, Inc. 5.50%, 9/1/2027 (a)	407,000	231,871
Helios Software Holdings, Inc. 4.63%, 5/1/2028 (a)	215,000	183,667
McAfee Corp. 7.38%, 2/15/2030 (a)	481,000	404,553
MicroStrategy, Inc. 6.13%, 6/15/2028 (a)	118,000	102,660
NCR Corp.
5.75%, 9/1/2027 (a)	205,000	203,886
5.00%, 10/1/2028 (a)	30,000	26,374
5.13%, 4/15/2029 (a)	26,000	22,743
6.13%, 9/1/2029 (a)	734,000	727,973
5.25%, 10/1/2030 (a)	91,000	77,692
Open Text Corp. (Canada) 3.88%, 12/1/2029 (a)	90,000	74,958
Open Text Holdings, Inc. (Canada)
4.13%, 2/15/2030 (a)	607,000	513,845
4.13%, 12/1/2031 (a)	90,000	73,831
PTC, Inc. 4.00%, 2/15/2028 (a)	169,000	157,405
Rocket Software, Inc. 6.50%, 2/15/2029 (a)	252,000	205,445
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	716,000	683,416
Veritas US, Inc. 7.50%, 9/1/2025 (a)	692,000	517,541
		8,930,913
Specialized REITs — 0.7%
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	785,000	734,538
5.00%, 7/15/2028 (a)	126,000	115,360
4.88%, 9/15/2029 (a)	915,000	816,034

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialized REITs — continued
SBA Communications Corp.
3.88%, 2/15/2027	384,000	353,936
3.13%, 2/1/2029	111,000	93,500
		2,113,368
Specialty Retail — 2.9%
99 Escrow Issuer, Inc. 7.50%, 1/15/2026 (a)	137,000	50,826
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (a)	133,000	134,451
Arko Corp. 5.13%, 11/15/2029 (a)	221,000	173,989
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	313,000	285,465
4.63%, 11/15/2029 (a)	445,000	392,244
5.00%, 2/15/2032 (a)	77,000	66,060
At Home Group, Inc. 7.13%, 7/15/2029 (a)	242,000	237,720
Bath & Body Works, Inc.
9.38%, 7/1/2025 (a)	39,000	41,431
7.50%, 6/15/2029	176,000	177,927
6.88%, 11/1/2035	857,000	776,354
BCPE Ulysses Intermediate, Inc. 7.75% (Cash), 4/1/2027 (a) (b)	62,000	53,301
Carvana Co.
5.63%, 10/1/2025 (a)	71,000	53,159
5.88%, 10/1/2028 (a)	26,000	14,835
10.25%, 5/1/2030 (a)	1,283,000	863,579
eG Global Finance plc (United Kingdom) 8.50%, 10/30/2025 (a)	357,000	344,230
Foot Locker, Inc. 4.00%, 10/1/2029 (a)	94,000	70,511
Gap, Inc. (The)
3.63%, 10/1/2029 (a)	357,000	251,137
3.88%, 10/1/2031 (a)	112,000	77,256
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	216,000	189,141
LBM Acquisition LLC 6.25%, 1/15/2029 (a)	215,000	170,239
LCM Investments Holdings II LLC 4.88%, 5/1/2029 (a)	165,000	137,593
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	352,000	303,260
LSF9 Atlantis Holdings LLC 7.75%, 2/15/2026 (a)	361,000	334,848
Michaels Cos., Inc. (The)
5.25%, 5/1/2028 (a)	374,000	287,980
7.88%, 5/1/2029 (a)	378,000	232,258
Murphy Oil USA, Inc. 5.63%, 5/1/2027	294,000	288,539
Park River Holdings, Inc.
5.63%, 2/1/2029 (a)	54,000	39,711
6.75%, 8/1/2029 (a)	56,000	41,746
Penske Automotive Group, Inc. 3.75%, 6/15/2029	309,000	264,679
PetSmart, Inc.
4.75%, 2/15/2028 (a)	450,000	416,342
7.75%, 2/15/2029 (a)	400,000	388,326
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	161,000	133,209
Specialty Building Products Holdings LLC 6.38%, 9/30/2026 (a)	431,000	388,944
SRS Distribution, Inc.
4.63%, 7/1/2028 (a)	275,000	242,657

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
6.13%, 7/1/2029 (a)	435,000	360,215
Staples, Inc.
7.50%, 4/15/2026 (a)	851,000	699,500
10.75%, 4/15/2027 (a)	169,000	103,627
Victoria's Secret & Co. 4.63%, 7/15/2029 (a)	147,000	112,796
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	246,000	212,739
White Cap Parent LLC 8.25% (Cash), 3/15/2026 (a) (b)	132,000	124,410
		9,537,234
Technology Hardware, Storage & Peripherals — 0.7%
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (a)	269,000	54,977
Seagate HDD Cayman
4.88%, 3/1/2024	291,000	290,515
4.88%, 6/1/2027	608,000	583,638
4.09%, 6/1/2029	90,000	77,771
4.13%, 1/15/2031	38,000	30,969
Western Digital Corp.
4.75%, 2/15/2026	165,000	157,217
3.10%, 2/1/2032	536,000	401,566
Xerox Corp. 6.75%, 12/15/2039	287,000	207,227
Xerox Holdings Corp.
5.00%, 8/15/2025 (a)	225,000	211,636
5.50%, 8/15/2028 (a)	246,000	209,516
		2,225,032
Textiles, Apparel & Luxury Goods — 0.4%
Crocs, Inc. 4.25%, 3/15/2029 (a)	40,000	34,453
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (a)	282,000	266,490
Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	321,000	298,971
Levi Strauss & Co. 3.50%, 3/1/2031 (a)	303,000	250,433
Under Armour, Inc. 3.25%, 6/15/2026	65,000	59,417
William Carter Co. (The) 5.63%, 3/15/2027 (a)	204,000	199,185
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (a)	314,000	250,478
		1,359,427
Tobacco — 0.1%
Vector Group Ltd. 5.75%, 2/1/2029 (a)	310,000	269,372
Trading Companies & Distributors — 1.7%
Beacon Roofing Supply, Inc. 4.50%, 11/15/2026 (a)	268,000	253,348
Boise Cascade Co. 4.88%, 7/1/2030 (a)	25,000	22,405
Fly Leasing Ltd. (India) 7.00%, 10/15/2024 (a)	244,000	216,794
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/1/2025 (a)	141,000	136,941
5.50%, 5/1/2028 (a)	254,000	228,020
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (a)	225,000	180,835
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	774,000	664,282
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	545,000	517,481
Imola Merger Corp. 4.75%, 5/15/2029 (a)	825,000	709,673

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trading Companies & Distributors — continued
United Rentals North America, Inc.
5.50%, 5/15/2027	693,000	684,313
3.88%, 11/15/2027	50,000	46,255
4.88%, 1/15/2028	248,000	236,595
5.25%, 1/15/2030	736,000	697,619
3.75%, 1/15/2032	51,000	42,682
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	79,000	79,578
7.25%, 6/15/2028 (a)	913,000	933,192
		5,650,013
Wireless Telecommunication Services — 1.1%
C&W Senior Financing DAC (Panama) 6.88%, 9/15/2027 (a)	465,000	399,993
Connect Finco SARL (United Kingdom) 6.75%, 10/1/2026 (a)	700,000	674,883
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	65,000	60,531
6.63%, 8/1/2026	551,000	508,909
Ligado Networks LLC 17.50% (PIK), 5/1/2024 (a) (b)	319,725	27,154
Millicom International Cellular SA (Guatemala) 4.50%, 4/27/2031 (a)	559,000	419,194
United States Cellular Corp. 6.70%, 12/15/2033	42,000	34,532
Vmed O2 UK Financing I plc (United Kingdom) 4.75%, 7/15/2031 (a)	300,000	246,692
Vodafone Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (d)	779,000	788,192
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.12%, 6/4/2081 (d)	96,000	76,373
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.07%), 5.12%, 6/4/2081 (d)	401,000	296,937
		3,533,390
Total Corporate Bonds (Cost $343,953,113)		316,284,486
	SHARES
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (h) (i) (Cost $2,414,544)	2,414,544	2,414,544
Total Investments — 98.4% (Cost $346,367,657)		318,699,030
Other Assets Less Liabilities — 1.6%		5,313,277
NET ASSETS — 100.0%		324,012,307

Percentages indicated are based on net assets.

Abbreviations
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Security was purchased prior to its affiliation with JPMorgan Chase & Co.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.
(e)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2023.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2023.

(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2023.

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. , as well as certain derivatives with foreign equity reference obligations,are valued by applying international fair value factors provided by approved Pricing Services.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$316,284,486	$—	$316,284,486

JPMorgan BetaBuilders USD High Yield Corporate Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$2,414,544	$—	$—	$2,414,544
Total Investments in Securities	$2,414,544	$316,284,486	$—	$318,699,030
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
First Republic Bank , 4.38% (a)	$—	$152,975	$—	$—	$(149,225)	$3,750	300,000	$2,115	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (b) (c)	3,094,499	13,372,848	14,052,803	—	—	2,414,544	2,414,544	23,767	—
Total	$3,094,499	$13,525,823	$14,052,803	$—	$(149,225)	$2,418,294		$25,882	$—

(a)	Security was purchased prior to its affiliation with JPMorgan Chase & Co.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of May 31, 2023.